Equity - Share Capital and Other Contributed Capital (Details) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2020 SEK (kr) Vote kr / shares shares	Dec. 31, 2019 SEK (kr) shares	Dec. 31, 2018 SEK (kr) shares
Changes in equity [abstract]
Opening shareholders equity	kr 788,071	kr 618,175	kr 33,176
Share-based payment	6,012	249	29,999
Exercise of warrants	59,251
Equity at the end of period	kr 1,256,300	788,071	618,175
Vote per share | Vote	1
Quotient value (per share) | kr / shares	kr 0.04
Shares held in treasury	kr 0
Share Capital
Changes in equity [abstract]
Opening shareholders equity	kr 1,548	kr 1,408	kr 667
Total registered shares at the beginning of period | shares	38,707,638	35,202,347	16,673,000
Offset issue			kr 84
Offset issue (In shares) | shares			2,114,903
New share issue	kr 397	kr 140	kr 657
New issue of shares during the period | shares	9,937,446	3,505,291	16,414,444
Exercise of warrants	kr 52
Exercise of warrants (in shares) | shares	1,296,500
Total registered shares at the end of period | shares	49,941,584	38,707,638	35,202,347
Equity at the end of period	kr 1,998	kr 1,548	kr 1,408
Additional Paid-in Capital
Changes in equity [abstract]
Opening shareholders equity	1,274,664	1,072,319	352,959
Premiums received from warrants		2,834	2,826
Contributions from shareholders			29,999
Share-based payment	6,012	249	29,999
Interest from capital contributions from shareholders			3,059
Offset issue			(84)
New share issue	793,304	199,262	683,560
Exercise of warrants	59,199
Equity at the end of period	kr 2,133,179	kr 1,274,664	kr 1,072,319